Revenue Interest Financing, Side Letter, and PIPE Conversion Option (Tables)	9 Months Ended
Sep. 30, 2023
Contract with Customer, Liability [Abstract]
Summary of Components of Revenue Interest Financing
The components of the Company’s Revenue Interest Financing consisted of the following (in thousands):

September 30, 2023
Revenue Interest Financing liability	$40,000

Total principal amounts of debt	40,000

Less: Change in fair value of debt	(3,400)

Long-term Revenue Interest Financing liability	$36,600